Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Unaudited) - USD ($) $ in Thousands	Convertible Preferred Stock Previously Reported Series A Redeemable	Convertible Preferred Stock Previously Reported Series B	Convertible Preferred Stock Previously Reported Series C	Convertible Preferred Stock Previously Reported Series D	Convertible Preferred Stock Previously Reported Series E	Convertible Preferred Stock Previously Reported Series F	Convertible Preferred Stock Previously Reported	Convertible Preferred Stock Series A Redeemable	Convertible Preferred Stock Series B	Convertible Preferred Stock Series C	Convertible Preferred Stock Series D	Convertible Preferred Stock Series E	Convertible Preferred Stock Series F	Convertible Preferred Stock	Common Stock Previously Reported	Common Stock	Treasury Stock Previously Reported	Treasury Stock	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Total Abpro’s Stockholders’ Deficit Previously Reported	Total Abpro’s Stockholders’ Deficit	Non- controlling Interest Previously Reported	Non- controlling Interest	Previously Reported	Total
Balance at Dec. 31, 2022								$ 1,795	$ 1,401	$ 14,949	$ 17,622	$ 29,841	$ 9,991	$ 75,599		$ 2		$ (33)		$ 17,613		$ (97,165)		$ (79,583)		$ 549	$ (75,734)	$ (79,034)
Balance (in Shares) at Dec. 31, 2022								3,938,098	1,281,402	4,101,409	2,679,397	6,756,246	1,136,049			19,304,647
Vesting of restricted stock units (in Shares)
Vesting of restricted stock units (in Shares)																76,683
Share-based compensation																				$ 2,305				$ 2,305				$ 2,305
Net loss																						(11,706)		(11,706)				(11,706)
Balance at Dec. 31, 2023								$ 1,795	$ 1,401	$ 14,949	$ 17,622	$ 29,841	$ 9,991	75,599		$ 2		$ (33)		19,918		(108,871)		(88,984)		549	(85,135)	$ (88,435)
Balance (in Shares) at Dec. 31, 2023								3,938,098	1,281,402	4,101,409	2,679,397	6,756,246	1,136,049			19,381,330
Balance (in Shares)																		(210,166)										210,166
Vesting of restricted stock units (in Shares)																19,173
Share-based compensation																				563				563				$ 563
Net loss																						636		636				636
Balance at Mar. 31, 2024								$ 1,795	$ 1,401	$ 14,949	$ 17,622	$ 29,841	$ 9,991	75,599		$ 2		$ (33)		20,481		(108,235)		(87,785)		549		(87,236)
Balance (in Shares) at Mar. 31, 2024								3,938,098	1,281,402	4,101,409	2,679,397	6,756,246	1,136,049			19,400,503
Balance at Dec. 31, 2023								$ 1,795	$ 1,401	$ 14,949	$ 17,622	$ 29,841	$ 9,991	75,599		$ 2		$ (33)		$ 19,918		$ (108,871)		$ (88,984)		$ 549	(85,135)	$ (88,435)
Balance (in Shares) at Dec. 31, 2023								3,938,098	1,281,402	4,101,409	2,679,397	6,756,246	1,136,049			19,381,330
Vesting of restricted stock units (in Shares)
Vesting of restricted stock units (in Shares)																60,498
The Merger, net of transaction costs and acquired liabilities								$ (1,795)	$ (1,401)	$ (14,949)	$ (17,622)	$ (29,841)	$ (9,991)	(75,599)		$ 3		$ 33		$ 68,070				$ 68,106				$ 68,106
The Merger, net of transaction costs and acquired liabilities (in Shares)								(3,938,098)	(1,281,402)	(4,101,409)	(2,679,397)	(6,756,246)	(1,136,049)			28,676,524		(773,167)
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474																				10,361				10,361				10,361
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474 (in Shares)																3,400,253
SEPA commitment fee paid in shares																				327				327				327
SEPA commitment fee paid in shares (in Shares)																297,160
Share-based compensation																				1,927				1,927				1,927
Net loss																						(7,232)		(7,232)				(7,232)
Balance at Dec. 31, 2024															$ 5	$ 5			$ 100,603	100,603	$ (116,103)	(116,103)	$ (15,495)	(15,495)	$ 549	549	$ (14,946)	$ (14,946)
Balance (in Shares) at Dec. 31, 2024															51,815,765	51,815,765
Balance (in Shares)																		(210,166)
Balance (in Shares)																	(983,333)	(210,166)										983,333
Common stock issued for services
Common stock issued for services (in Shares)																150,000
Warrants issued to related party lender																				714				714				$ 714
Vesting of restricted stock units (in Shares)
Share-based compensation																				308				308				$ 308
Net loss																						(3,887)		(3,887)				(3,887)
Balance at Mar. 31, 2025																$ 5				$ 101,625		$ (119,990)		$ (18,360)		$ 549		$ (17,811)
Balance (in Shares) at Mar. 31, 2025																51,965,765
Balance (in Shares)																		(983,333)										983,333